Related party transactions - Key management personnel compensation (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Related party transactions
Salary	$ 1,128,057	$ 2,350,134	$ 2,439,383	$ 3,095,936
Director fees	218,283	103,777	563,336	262,641
Stock-based compensation	1,178,751	559,734	3,296,122	2,442,098
Key management personnel compensation	$ 2,525,091	$ 3,013,645	$ 6,298,841	$ 5,800,675